Income Taxes - Schedule of Components Included in Loss Before Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Canadian	$ (28,810,717)	$ (18,925,281)
Foreign	(118,866)	(65,483)
Net loss before tax expense	$ (28,929,583)	$ (18,990,764)